Provision for Income Taxes - Schedule of Reconciles Statutory Rate to Effective Tax Rate (Details)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Reconciles Statutory Rate to Effective Tax Rate [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%
Non-taxable income	1.14%	(0.17%)
Non-deductible expenses	(4.58%)	5.40%
Temporary difference not recognized	(0.11%)	0.24%
Tax reduction		(0.04%)
Tax losses not recognized	(12.95%)
Income tax at concessionary rate		(3.92%)
Effective tax rate		18.01%